Income Taxes (Details 3) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Income Tax Authority [Line Items]
Non-capital losses carry forward	$ 69,600,000	$ 37,200,000
2032 [Member]
Disclosure Of Income Tax Authority [Line Items]
Non-capital losses carry forward	135,387
2033 [Member]
Disclosure Of Income Tax Authority [Line Items]
Non-capital losses carry forward	41,108
2034 [Member]
Disclosure Of Income Tax Authority [Line Items]
Non-capital losses carry forward	1,266,202
2035 [Member]
Disclosure Of Income Tax Authority [Line Items]
Non-capital losses carry forward	2,638,000
2036 [Member]
Disclosure Of Income Tax Authority [Line Items]
Non-capital losses carry forward	2,260,865
2037 [Member]
Disclosure Of Income Tax Authority [Line Items]
Non-capital losses carry forward	8,021,983
2038 [Member]
Disclosure Of Income Tax Authority [Line Items]
Non-capital losses carry forward	26,938,191
2039 [Member]
Disclosure Of Income Tax Authority [Line Items]
Non-capital losses carry forward	$ 49,397,706